Financial instruments (Details 34) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Net Debt [Line Items]
Cash and cash equivalents	$ 1,515,051	$ 509,102	$ 588,530	$ 556,066
Other current financial assets	919,049	348,069
Other non-current financial hedge assets	245	37,276
Other current financial liabilities	(51,305)	(68,955)
Lease liabilities, current	(7,704)	(5,528)	(5,528)
Other non-current financial liabilities	(2,587,732)	(1,899,513)
Non-current lease liabilities	(46,519)	(25,546)	(25,546)
Total	$ (258,915)	$ (1,105,095)	$ (719,810)